Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Balance beginning of year	$ 5,174
Balance end of year	4,675	$ 5,174
Property
Property and Equipment, Net
Balance beginning of year	2,601
Balance end of year	2,224	2,601
Right-of-use assets
Property and Equipment, Net
Balance beginning of year	2,601
Balance end of year	2,224	2,601
Other equipment
Property and Equipment, Net
Balance beginning of year	1,064
Balance end of year	1,016	1,064
Leasehold improvements
Property and Equipment, Net
Balance beginning of year	1,509
Balance end of year	1,435	1,509
Cost
Property and Equipment, Net
Balance beginning of year	5,548	520
Additions during the year	376	5,550
Disposals during the year		(244)
Exchange rate adjustments	(331)	(278)
Balance end of year	5,593	5,548
Cost | Property
Property and Equipment, Net
Balance beginning of year	2,756	257
Additions during the year		2,891
Disposals during the year		(244)
Exchange rate adjustments	(163)	(148)
Balance end of year	2,593	2,756
Cost | Other equipment
Property and Equipment, Net
Balance beginning of year	1,225	263
Additions during the year	220	1,025
Exchange rate adjustments	(77)	(63)
Balance end of year	1,368	1,225
Cost | Leasehold improvements
Property and Equipment, Net
Balance beginning of year	1,567
Additions during the year	156	1,634
Exchange rate adjustments	(91)	(67)
Balance end of year	1,632	1,567
Accumulated Depreciation
Property and Equipment, Net
Balance beginning of year	(374)	(299)
Depreciation for the year	(571)	(343)
Depreciation reversed on disposals	15	244
Exchange rate adjustments	12	24
Balance end of year	(918)	(374)
Accumulated Depreciation | Property
Property and Equipment, Net
Balance beginning of year	(155)	(237)
Depreciation for the year	(234)	(179)
Depreciation reversed on disposals	15	244
Exchange rate adjustments	5	17
Balance end of year	(369)	(155)
Accumulated Depreciation | Other equipment
Property and Equipment, Net
Balance beginning of year	(161)	(62)
Depreciation for the year	(196)	(105)
Exchange rate adjustments	5	6
Balance end of year	(352)	(161)
Accumulated Depreciation | Leasehold improvements
Property and Equipment, Net
Balance beginning of year	(58)
Depreciation for the year	(141)	(59)
Exchange rate adjustments	2	1
Balance end of year	$ (197)	$ (58)